ARMADA ADVANTAGE FUND
                         INSTITUTIONAL MONEY MARKET FUND

                                 Advisor Shares

   Supplement dated February 25, 2005 to the Prospectus dated October 25, 2004

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH REPLACES THE 2ND PARAGRAPH UNDER THE HEADING "PURCHASING AND SELLING FUND SHARES" FOUND ON PAGE 7 OF THE PROSPECTUS.

Advisor Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of National City Investment Management Company. Advisor Shares are designed for investors requiring additional services through their financial intermediaries. You are required, under normal circumstances, to maintain a minimum account balance of $2 million. The minimum initial investment and minimum account balance apply to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts. Financial intermediaries may receive shareholder servicing fees of up to 0.10% of net assets.

FOOTNOTE #1 TO THE FUND FEES AND EXPENSES TABLE FOR THE FUND ON PAGE 4 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING INFORMATION:

1 The Adviser intends to waive a portion of its advisory fee for the Fund during its initial fiscal year. After this fee waiver, the Fund's Investment Advisory Fee and Total Annual Fund Operating Expenses are expected to be 0.07% and 0.27%, respectively. This fee waiver is voluntary and may be revised or discontinued at any time.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ADV-SU-001-0205

                              ARMADA ADVANTAGE FUND
                         INSTITUTIONAL MONEY MARKET FUND

                              Institutional Shares

 Supplement dated February 25, 2005 to the Prospectus dated October 25, 2004

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH REPLACES THE 2ND PARAGRAPH UNDER THE HEADING "PURCHASING AND SELLING FUND SHARES" FOUND ON PAGE 7 OF THE PROSPECTUS.

Institutional Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of National City Investment Management Company. You are required, under normal circumstances, to maintain a minimum account balance of $2 million. The minimum initial investment and minimum account balance apply to the beneficial owner of an account, including accounts maintained by financial intermediaries in omnibus accounts.

FOOTNOTE #1 TO THE FUND FEES AND EXPENSES TABLE FOR THE FUND ON PAGE 4 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING INFORMATION:

1The Adviser intends to waive a portion of its advisory fee for the Fund during its initial fiscal year. After this fee waiver, the Fund's Investment Advisory Fee and Total Annual Fund Operating Expenses are expected to be 0.07% and 0.17%, respectively. This fee waiver is voluntary and may be revised or discontinued at any time.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ADV-SU-001-0205